Stock Option Plans (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Employee Stock Option activity and Related Information

A summary of the Company’s employee stock option activity and related information follows:

	Shares	Weighted- average exercise price per share	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2011	686,312	$2.24
Granted	1,114,143	2.28
Cancelled	(29,141)	1.98
Exercised	(85,135)	2.15

Outstanding at December 31, 2012	1,686,179	$2.28	8.59	$7,486
Granted (unaudited)	410,249	7.38
Canceled (unaudited)	(48,730)	2.16
Exercised (unaudited)	(174,207)	2.17

Outstanding at September 30, 2013 (unaudited)	1,873,491	$3.41	8.12	$14,219

December 31, 2012:
Options vested and expected to vest	1,532,508	$2.28	8.54	$6,820
Options exercisable	1,196,057	$2.35	8.47	$5,223
September 30, 2013:
Options vested and expected to vest (unaudited)	1,122,277	$4.14	8.51	$7,699
Options exercisable (unaudited)	751,225	$2.32	7.53	$6,521

Company's Options Outstanding

The following table summarizes information about the Company’s options outstanding at December 31, 2012:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life in Years	Number of Shares	Weighted- Average Remaining Contractual Life in Years
$0.32	4,373	2.58	4,373	2.58
0.96	1,353	3.17	1,353	3.17
1.92	942,327	9.22	580,052	9.22
2.24	601,136	7.45	490,180	7.42
3.84	11,118	5.77	11,100	5.77
5.12	125,872	9.79	108,999	9.79

	1,686,179		1,196,057

Fair Value Of Employee Option Granted

The fair value of each employee option grant for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(Unaudited)
Risk-free interest rates	2.42%–3.14%	2.2%–3.14%	0.85%–1.44%	0.85%–1.44%	1.05%–1.90%
Expected term (years)	6.25	6.25	6.25	6.25	6.25
Expected dividend yield	—	—	—	—	—
Volatility	92.4%	73.0%	54.0%–61.0%	61.0%	57.0%-61.0%

Stock Options Granted

Information on stock options granted during the year ended December 31, 2012 and the nine months ended September 30, 2013 is summarized as follows:

	Number of Options Granted	Exercise Price	Estimated Value Per Common Share	Intrinsic Value Per Share
2012
March 1	730,860	$1.92	$2.24	$0.32
March 26	39,000	1.92	2.24	0.32
April 19	87,563	1.92	2.56	0.64
May 25	106,813	1.92	2.88	0.96
July 17	22,469	1.92	3.20	1.28
September 17	1,563	1.92	4.16	2.24
October 16	125,875	5.12	5.12	—

	1,114,143

2013
January 10 (unaudited)	213,032	6.72	6.72	$—
March 1 (unaudited)	82,000	6.72	8.96	2.24
May 13 (unaudited)	19,500	8.96	12.16	3.20
June 25 (unaudited)	11,686	10.00	10.00	—
July 10 (unaudited)	59,914	8.45	8.45	—
July 18 (unaudited)	24,117	9.46	9.46	—

	410,249

Stock Compensation

Stock compensation was recorded as follows:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Cost of revenue	$3	$4	$71	$59	$34
Research and development	26	26	204	163	201
Selling, general and administrative	115	213	470	344	531

Total stock-based compensation expense	$144	$243	$745	$566	$766